Note 18. Other Expenses, Net	12 Months Ended
Oct. 31, 2012
Other Income and Other Expense Disclosure [Text Block]
18.   Other Expenses, Net

Years ended October 31	2012	2011	2010
Research and development	$6,552	$5,629	$4,533
Foreign exchange (gain) loss	(832)	4,336	32,003
(Gain) loss on sale of investment	-	(1,691)	1,054
Write-down of investments and other long-term assets	-	-	1,632
Other(a)	26,321	275	(14,165)
Other expenses, net	$32,041	$8,549	$25,057

(a) Included in Other is a loss on the Celerion note receivable of $2.4 million (Note 8(c)) and estimated litigation accruals of $24.1 million (Note 25) for the year ended October 31, 2012.